CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2021	$ 225,266	$ 0	$ 522,486	$ (155)	$ (297,065)
Balance, Shares at Dec. 31, 2021		2,763,734
Stock-based compensation	41,315		41,315
Issuance of common stock, upon vesting of restricted stock, Shares		83,139
Purchase of common stock under the 2020 Employee Stock Purchase Plan	536		536
Purchase of common stock under the 2020 employee stock purchase plan, Shares		6,828
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs	126,425	$ 0	126,425
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs, Shares		1,193,830
Unrealized gain (loss) on available-for-sale securities	(313)			(313)
Net loss	(168,710)				(168,710)
Balance at Dec. 31, 2022	224,519	$ 0	690,762	(468)	(465,775)
Balance, Shares at Dec. 31, 2022		4,047,531
Stock-based compensation	10,029		10,029
Issuance of common stock, upon vesting of restricted stock, Shares		14,554
Unrealized gain (loss) on available-for-sale securities	167			167
Net loss	(41,183)				(41,183)
Balance at Mar. 31, 2023	193,532	$ 0	700,791	(301)	(506,958)
Balance, Shares at Mar. 31, 2023		4,062,085
Balance at Dec. 31, 2022	224,519	$ 0	690,762	(468)	(465,775)
Balance, Shares at Dec. 31, 2022		4,047,531
Unrealized gain (loss) on available-for-sale securities	268
Net loss	(130,722)
Balance at Sep. 30, 2023	195,334	$ 0	792,031	(200)	(596,497)
Balance, Shares at Sep. 30, 2023		4,955,066
Balance at Dec. 31, 2022	224,519	$ 0	690,762	(468)	(465,775)
Balance, Shares at Dec. 31, 2022		4,047,531
Stock-based compensation	40,779		40,779
Issuance of common stock, upon vesting of restricted stock, Shares		40,065
Purchase of common stock under the 2020 Employee Stock Purchase Plan	326		326
Purchase of common stock under the 2020 employee stock purchase plan, Shares		5,836
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs	70,169	$ 0	70,169
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs, Shares		869,565
Unrealized gain (loss) on available-for-sale securities	406			406
Net loss	(190,418)				(190,418)
Balance at Dec. 31, 2023	145,781	$ 0	802,036	(62)	(656,193)
Balance, Shares at Dec. 31, 2023		4,962,997
Balance at Mar. 31, 2023	193,532	$ 0	700,791	(301)	(506,958)
Balance, Shares at Mar. 31, 2023		4,062,085
Stock-based compensation	10,288		10,288
Issuance of common stock, upon vesting of restricted stock, Shares		7,786
Purchase of common stock under the 2020 Employee Stock Purchase Plan	315		315
Purchase of common stock under the 2020 employee stock purchase plan, Shares		4,736
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs	70,169	$ 0	70,169
Issuance of common stock in public offering, net of underwriting discounts, commissions and offering costs, Shares		869,565
Unrealized gain (loss) on available-for-sale securities	76			76
Net loss	(45,267)				(45,267)
Balance at Jun. 30, 2023	229,113	$ 0	781,563	(225)	(552,225)
Balance, Shares at Jun. 30, 2023		4,944,172
Stock-based compensation	10,468		10,468
Issuance of common stock, upon vesting of restricted stock, Shares		10,894
Unrealized gain (loss) on available-for-sale securities	25			25
Net loss	(44,272)				(44,272)
Balance at Sep. 30, 2023	195,334	$ 0	792,031	(200)	(596,497)
Balance, Shares at Sep. 30, 2023		4,955,066
Balance at Dec. 31, 2023	145,781	$ 0	802,036	(62)	(656,193)
Balance, Shares at Dec. 31, 2023		4,962,997
Stock-based compensation	5,034		5,034
Issuance of common stock, upon vesting of restricted stock, Shares		31,859
Unrealized gain (loss) on available-for-sale securities	(76)			(76)
Net loss	(30,299)				(30,299)
Balance at Mar. 31, 2024	120,440	$ 0	807,070	(138)	(686,492)
Balance, Shares at Mar. 31, 2024		4,994,856
Balance at Dec. 31, 2023	145,781	$ 0	802,036	(62)	(656,193)
Balance, Shares at Dec. 31, 2023		4,962,997
Unrealized gain (loss) on available-for-sale securities	(72)
Net loss	(40,501)
Balance at Sep. 30, 2024	121,118	$ 0	817,946	(134)	(696,694)
Balance, Shares at Sep. 30, 2024		5,019,048
Balance at Mar. 31, 2024	120,440	$ 0	807,070	(138)	(686,492)
Balance, Shares at Mar. 31, 2024		4,994,856
Stock-based compensation	5,908		5,908
Issuance of common stock, upon vesting of restricted stock, Shares		17,145
Purchase of common stock under the 2020 Employee Stock Purchase Plan	21		21
Purchase of common stock under the 2020 employee stock purchase plan, Shares		1,582
Unrealized gain (loss) on available-for-sale securities	(1)			(1)
Net loss	(6,076)				(6,076)
Balance at Jun. 30, 2024	120,292	$ 0	812,999	(139)	(692,568)
Balance, Shares at Jun. 30, 2024		5,013,583
Stock-based compensation	4,947		4,947
Issuance of common stock, upon vesting of restricted stock, Shares		5,465
Unrealized gain (loss) on available-for-sale securities	5			5
Net loss	(4,126)				(4,126)
Balance at Sep. 30, 2024	$ 121,118	$ 0	$ 817,946	$ (134)	$ (696,694)
Balance, Shares at Sep. 30, 2024		5,019,048